Share-based payments - Cash settled, DRD Gold and BEE transactions narrative (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2021 USD ($)
Marikana
Share-based payments
Marikana dividend obligation	R 1,146.0	R 0.0	R 0.0
DRDGOLD (cash-settled scheme)
Share-based payments
Vesting period	5 years
Percentage vesting, tranche 1	20.00%
Percentage vesting, tranche 2	30.00%
Percentage vesting, tranche 3	50.00%
Share-based payment on BEE transaction
Share-based payments
Percentage of payment or distribution	26.00%
Share-based payment on BEE transaction | Marikana
Share-based payments
Payables to related parties	R 12,533.0
Initial recognition of the Marikana B-BBEE cash-settled share-based payment obligation	404.0	R 0.0	R 0.0
Marikana dividend obligation	1,146.0
Share-based payment on BEE transaction | Marikana | US Dollars
Share-based payments
Payables to related parties | $				$ 722
Share-based payment on BEE transaction | Marikana | Rands
Share-based payments
Payables to related parties	2,057.0
Share-based payment on BEE transaction | Marikana | Cash flow of the Marikana dividend obligation
Share-based payments
Marikana dividend obligation	R 22.0
Share-based payment on BEE transaction | Marikana | Phembani Group
Share-based payments
Dividend funding, as a percent	90.00%
Maximum subscription price, preference shares	R 22.0
Dividend cap amount	R 2,600.0
Preference share redemption period	12 years 6 months
Dividends received not used to repay loans from related parties, Based on 100mil profits	R 10.0
Portion of dividends received not used to repay loans from related parties	10.00%
Dividend received, Based on 100mil profit	R 0.9
Dividend declared, based on 100mil profit	R 0.8
Share-based payment on BEE transaction | Marikana | Marikana Shareholders
Share-based payments
Trickle dividend rate	10.00%
Share-based payment on BEE transaction | Marikana | Sibanye UK
Share-based payments
Dividends received used to repay loans from related parties, Based on 100mil profits	R 90.0
Portion of dividends received used to repay loans from related parties	90.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary
Share-based payments
Percentage of voting equity interests acquired	26.00%			26.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary | Share-based payment on BEE transaction
Share-based payments
Percentage of payment or distribution	74.00%
Incremental interest rate above highest cost of debt (as a percent)	0.20%
Facility capped amount	R 3,500.0
Percentage of voting equity interests acquired	26.00%			26.00%
Post payment used to service the facility (as a percent)	85.00%
Post payment declared as a dividend (as a percent)	15.00%
Post payment declared as a dividend after repayment (as a percent)	100.00%
Percentage of expense restricted	44.80%